Schedule of changes in loans, financings and debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Financing And Debentures
Balance at December 31, 2020	R$ 15,020	R$ 14,777	R$ 14,772
Loans and financing obtained		850	4,510
(–) Transaction costs	(37)	(24)	(10)
(–) Discount in the issues of securities	(15)		(23)
Financing obtained, net			4,477
Monetary variation	331	187	142
Exchange rate variation	353	1,742	226
Financial charges provisioned	1,162	1,211	1,250
Amortization of transaction cost	20	15	38
Financial charges paid	(1,589)	(1,212)	(1,265)
Amortization of financing	(4,437)	(2,531)	(4,883)
Subtotal		15,017	14,757
FIC Pampulha: Marketable securities of subsidiary companies		3	20
Liabilities arising from business combination (1)	13	10
Initial balance for consolidation purposes		14,787
Reclassification to “Other obligations”		(8)
Premium on repurchase of debt securities (Eurobonds)	491
Balance at December 31, 2021	R$ 11,364	R$ 15,020	R$ 14,777